Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 81,450	[1]	$ 132,241
Available-for-sale securities, total, fair value	[2]	$ 72,910	[1]	$ 132,963
Available-for-sale securities, total, weighted-average maturity in years		7 years 4 months 24 days	[1]	5 years 6 months
Available-for-sale securities, total, weighted-average yield		2.94%	[1],[3]	1.73%
Held-to-maturity securities, Amortized Cost		$ 88,740	[1],[4]	$ 41,858
Held-to-maturity securities, total, fair value		$ 77,874	[1],[4]	$ 41,812
Held-to-maturity securities, total, weighted-average maturity in years	[1],[4]	9 years 2 months 12 days
Held-to-maturity securities, total, weighted-average yield		2.18%	[1],[3],[4]	1.45%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 259
Available-for-sale securities, maturing after one year through five years, amortized cost		4,900
Available-for-sale securities, maturing after five years through ten years, amortized cost		15,937
Available-for-sale securities, maturing after ten years, amortized cost		3,705
Available-for-sale securities, Amortized Cost		24,801		$ 36,648
Available-for-sale securities, maturing in one year or less, fair value		259
Available-for-sale securities, maturing after one year through five years, fair value		4,606
Available-for-sale securities, maturing after five years through ten years, fair value		14,114
Available-for-sale securities, maturing after ten years, fair value		3,054
Available-for-sale securities, total, fair value		$ 22,033		36,609
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		4 months 24 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 9 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		7 years
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		12 years
Available-for-sale securities, total, weighted-average maturity in years		7 years 1 month 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	4.72%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	2.51%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3]	2.24%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3]	2.97%
Available-for-sale securities, total, weighted-average yield	[3]	2.43%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 0
Held-to-maturity securities, maturing after one year through five years, amortized cost		1,344
Held-to-maturity securities, maturing after five years through ten years, amortized cost		0
Held-to-maturity securities, maturing after ten years, amortized cost		0
Held-to-maturity securities, Amortized Cost		1,344
Held-to-maturity securities, maturing in one year or less, fair value		0
Held-to-maturity securities, maturing after one year through five years, fair value		1,293
Held-to-maturity securities, maturing after five years through ten years, fair value		0
Held-to-maturity securities, maturing after ten years, fair value		0
Held-to-maturity securities, total, fair value		$ 1,293
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 3 months 18 days
Held-to-maturity securities, total, weighted-average maturity in years		3 years 3 months 18 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield	[3]	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield	[3]	2.85%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield	[3]	0.00%
Held-to-maturity securities, maturing after ten years, weighted-average yield	[3]	0.00%
Held-to-maturity securities, total, weighted-average yield	[3]	2.85%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[4]	$ 44
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	10,976
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	28,277
Available-for-sale securities, maturing after ten years, amortized cost	[4]	1,506
Available-for-sale securities, Amortized Cost	[4]	40,803
Available-for-sale securities, maturing in one year or less, fair value	[4]	43
Available-for-sale securities, maturing after one year through five years, fair value	[4]	10,242
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	24,827
Available-for-sale securities, maturing after ten years, fair value	[4]	1,311
Available-for-sale securities, total, fair value	[4]	$ 36,423
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[4]	9 months 18 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	3 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	7 years 8 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	11 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	6 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[4]	2.55%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[4]	2.33%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[4]	3.00%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[4]	3.54%
Available-for-sale securities, total, weighted-average yield	[3],[4]	2.83%
Held-to-maturity securities, maturing in one year or less, amortized cost	[4]	$ 19
Held-to-maturity securities, maturing after one year through five years, amortized cost	[4]	1,549
Held-to-maturity securities, maturing after five years through ten years, amortized cost	[4]	67,062
Held-to-maturity securities, maturing after ten years, amortized cost	[4]	18,766
Held-to-maturity securities, Amortized Cost	[4]	87,396
Held-to-maturity securities, maturing in one year or less, fair value	[4]	19
Held-to-maturity securities, maturing after one year through five years, fair value	[4]	1,546
Held-to-maturity securities, maturing after five years through ten years, fair value	[4]	59,194
Held-to-maturity securities, maturing after ten years, fair value	[4]	15,822
Held-to-maturity securities, total, fair value	[4]	$ 76,581
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years	[4]	8 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years	[4]	2 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years	[4]	9 years 2 months 12 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years	[4]	10 years 2 months 12 days
Held-to-maturity securities, total, weighted-average maturity in years	[4]	9 years 3 months 18 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield	[3],[4]	3.08%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield	[3],[4]	4.35%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield	[3],[4]	2.15%
Held-to-maturity securities, maturing after ten years, weighted-average yield	[3],[4]	2.05%
Held-to-maturity securities, total, weighted-average yield	[3],[4]	2.17%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 3,429
Available-for-sale securities, maturing after one year through five years, amortized cost		500
Available-for-sale securities, maturing after five years through ten years, amortized cost		427
Available-for-sale securities, maturing after ten years, amortized cost		0
Available-for-sale securities, Amortized Cost		4,356		62
Available-for-sale securities, maturing in one year or less, fair value		3,391
Available-for-sale securities, maturing after one year through five years, fair value		503
Available-for-sale securities, maturing after five years through ten years, fair value		429
Available-for-sale securities, maturing after ten years, fair value		0
Available-for-sale securities, total, fair value		$ 4,323		66
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 9 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 3 months 18 days
Available-for-sale securities, total, weighted-average maturity in years		1 year 3 months 18 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	4.25%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	5.68%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3]	6.00%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3]	0.00%
Available-for-sale securities, total, weighted-average yield	[3]	4.59%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[5],[6]	$ 106
Available-for-sale securities, maturing after one year through five years, amortized cost	[5],[6]	1,756
Available-for-sale securities, maturing after five years through ten years, amortized cost	[5],[6]	1,341
Available-for-sale securities, maturing after ten years, amortized cost	[5],[6]	8,281
Available-for-sale securities, Amortized Cost		11,484	[5],[6]	10,130
Available-for-sale securities, maturing in one year or less, fair value	[5],[6]	107
Available-for-sale securities, maturing after one year through five years, fair value	[5],[6]	1,747
Available-for-sale securities, maturing after five years through ten years, fair value	[5],[6]	1,286
Available-for-sale securities, maturing after ten years, fair value	[5],[6]	6,985
Available-for-sale securities, total, fair value		$ 10,125	[5],[6]	10,717
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[5],[6]	2 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[5],[6]	3 years 8 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[5],[6]	8 years 3 months 18 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[5],[6]	16 years 9 months 18 days
Available-for-sale securities, total, weighted-average maturity in years	[5],[6]	13 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[5],[6]	5.12%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[5],[6]	4.72%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[5],[6]	4.10%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[5],[6]	3.49%
Available-for-sale securities, total, weighted-average yield	[3],[5],[6]	3.76%
Other [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 6
Available-for-sale securities, maturing after one year through five years, amortized cost		0
Available-for-sale securities, maturing after five years through ten years, amortized cost		0
Available-for-sale securities, maturing after ten years, amortized cost		0
Available-for-sale securities, Amortized Cost		6		7
Available-for-sale securities, maturing in one year or less, fair value		6
Available-for-sale securities, maturing after one year through five years, fair value		0
Available-for-sale securities, maturing after five years through ten years, fair value		0
Available-for-sale securities, maturing after ten years, fair value		0
Available-for-sale securities, total, fair value		$ 6		$ 7
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		1 month 6 days
Available-for-sale securities, total, weighted-average maturity in years		1 month 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	1.99%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	0.00%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3]	0.00%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3]	0.00%
Available-for-sale securities, total, weighted-average yield	[3]	1.99%

[1]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.
[2]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[3]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to maturity.
[4]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[5]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[6]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.